N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: January 29, 2010

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Semi-Annual Report
January 29, 2010

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Fund is distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the six-months ended January 29, 2010. The Funds' portfolio and related financial statements are presented within for your review.

In a decade in which we have seen the worst economic crisis since the Great Depression, the U.S. economy was infused with a massive $2.5 trillion dose of fiscal and monetary stimulus over the past five quarters. Encouraged by government efforts to restart the financial system and stimulate the economy, investors who had fled from all but the safest investments in 2008 dove back into the markets during the period. The market benefited from the Federal Reserve's pledge to keep interest rates low for an extended period and the federal government's stimulus dollars.

While we expect 2010 to show positive signs, there maybe some bumps along the way. A major unknown is how the markets will react once the Federal Reserve slows the unprecedented amounts of dollars it has pumped into the economy. Close attention will be paid to the Federal Reserve's exit strategy in the housing market as it slows its purchases of mortgage-backed securities which have kept mortgage rates low through the period. Any rise in the inflation rate due to massive government spending and keeping rates too low for an extended period could lead to a rise in long-term rates that could hurt the housing market and business lending.

Despite these concerns, there are legitimate reasons to be optimistic in 2010 as the natural healing properties of the business cycle should allow for a self-reinforcing recovery to gain traction. During the worst periods of the downturn, businesses aggressively shed workers, liquidated inventories and postponed capital investments as global and domestic demand slowed. While these adjustments were painful, they set the stage for a markedly improved economic cycle to develop.

As is often the case in the financial world, one year of extremes in one direction can often be followed by an equally powerful swing in the other direction. The municipal markets experienced one of its best performances on record during the period from one of gloom and panic that the market experienced in 2008.

As with most investments, municipals began the period with a very negative and uncertain outlook because of investors concerns over states and municipalities ability to pay due to decreased tax revenues and balancing states budgets. However, as U.S. government treasury yields approached historic lows, yields offered by municipal bonds as a percentage of treasuries approached historic highs and investors saw opportunities not seen in decades and demand for municipal bonds took off providing much of the force for the strong returns for the period.

Another factor affecting the municipal market was the creation of the administration's "Build America Bonds" program. This program allows municipalities to issue bonds on a taxable basis while the federal government rebates 35% of the interest rate cost to the issuer. The effect of the Build America Bonds program as more of these taxable issues were brought to market was to reduce supply of tax-free municipals. This reduction in supply also increased the demand tax-free bonds.

The Kansas Municipal Fund began the period at $10.45 per share and ended the period at $10.61 per share for a total return of 3.38%*. This compares to the Barclays Capital Municipal Index's return of 4.90%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Junction City General Obligations, 4.40% coupon, due 2022; Manhattan North Project, 5.00% coupon, due 2026; and Kansas Development Finance Authority State Projects, 5.00% coupon, due 2034.

The Kansas Insured Intermediate Fund began the period at $11.09 per share and ended the period at $11.15 per share for a total return of 2.27%*. This compares to the Barclays Capital Municipal 7-Year Bond Index's return of 3.15%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Dodge City Sales Tax, 5.00% coupon, due 2021; Topeka Utility 4.25% coupon, due 2021; and Leavenworth County USD #453, 5.25% coupon, due 2024.

The Nebraska Municipal Fund began the period at $10.01 per share and ended the period at $10.11 per share for a total return of 2.71%*. This compares to the Barclays Capital Municipal Index's return of 4.90%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Madison County Schools, 5.00% coupon, due 2025; Omaha General Obligations, 5.00% coupon, due 2025; and Scottsbluff County Schools, 4.30% coupon, due 2029.

The Oklahoma Municipal Fund began the period at $10.78 per share and ended the period at $11.00 per share for a total return of 3.86%*. This compares to the Barclays Capital Municipal Index's return of 4.90%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Tulsa Airport, 5.75% coupon, due 2031; Pawnee County Sales Tax, 4.875% coupon, due 2030; and Sallisaw Utility, 4.45% coupon, due 2028.

The Maine Municipal Fund began the period at $10.62 per share and ended the period at $10.73 per share for a total return of 2.66%*. This compares to the Barclays Capital Municipal Index's return of 4.90%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Maine Housing Authority, 4.70% coupon, due 2027; Portland Water District, 4.25% coupon, due 2027; and University of Maine, 4.635% coupon, due 2029.

The New Hampshire Municipal Fund began the period at $10.50 per share and ended the period at $10.61 per share for a total return of 2.57%*. This compares to the Barclays Capital Municipal Index's return of 4.90%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: New Hampshire Health & Education, 5.00% coupon, due 2024; New Hampshire Housing, 4.625% coupon, due 2025; and New Hampshire Municipal Bond Bank, 4.00% coupon, due 2025.

Income exempt from federal income tax and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

As we enter 2010, we feel improving economics will support the outlook for tax-free investments. While state budget balancing and lower municipality revenues continue to persist, economic recovery will eventually put more people to work who will consume and pay taxes. This, with the possibility of higher taxes on the federal and possibly the state level, will continue to support the need for tax-free investing.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.36%, 1.36%, 1.58%, 1.42%, 3.21%, and 1.36%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07%, 0.75%, 1.07%, 1.07%, 1.07%, and 1.07%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invest in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/1999	$10,000	$ 9,576	$10,000
7/31/2000	$10,169	$ 9,738	$10,431
7/31/2001	$10,996	$10,530	$11,484
7/31/2002	$11,378	$10,896	$12,255
7/31/2003	$11,293	$10,815	$12,695
7/30/2004	$11,487	$11,000	$13,429
7/29/2005	$11,511	$11,024	$14,284
7/31/2006	$12,016	$11,507	$14,649
7/31/2007	$12,384	$11,859	$15,273
7/31/2008	$12,743	$12,203	$15,708
7/31/2009	$13,260	$12,698	$16,510
1/29/2010	$13,708	$13,128	$17,319

Average Annual Total Returns for the periods ending January 29, 2010

	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	8.91%	3.91%	3.54%	3.37%	4.48%
With sales charge (4.25%)	4.26%	2.42%	2.65%	2.92%	4.25%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS INSURED INTERMEDIATE FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund without Sales Charge	Kansas Insured Intermediate Fund with Maximum Sales Charge	Barclays Capital Municipal Seven-Year Maturity Bond Index
7/30/1999	$10,000	$ 9,724	$10,000
7/31/2000	$10,215	$ 9,934	$10,459
7/31/2001	$10,903	$10,602	$11,419
7/31/2002	$11,352	$11,038	$12,233
7/31/2003	$11,495	$11,178	$12,705
7/30/2004	$11,761	$11,436	$13,283
7/29/2005	$11,673	$11,351	$13,808
7/31/2006	$12,147	$11,812	$14,105
7/31/2007	$12,553	$12,207	$14,660
7/31/2008	$13,133	$12,770	$15,515
7/31/2009	$13,818	$13,437	$16,757
1/29/2010	$14,131	$13,741	$17,285

Average Annual Total Returns for the periods ending January 29, 2010

	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
Without sales charge	5.37%	4.57%	3.82%	3.56%	4.01%
With sales charge (2.75%)	2.47%	3.60%	3.23%	3.27%	3.84%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/1999	$10,000	$ 9,574	$10,000
7/31/2000	$10,228	$ 9,793	$10,431
7/31/2001	$11,253	$10,774	$11,484
7/31/2002	$11,710	$11,211	$12,255
7/31/2003	$11,616	$11,121	$12,695
7/30/2004	$12,032	$11,520	$13,429
7/29/2005	$12,010	$11,498	$14,284
7/31/2006	$12,599	$12,062	$14,649
7/31/2007	$12,997	$12,443	$15,273
7/31/2008	$13,359	$12,790	$15,708
7/31/2009	$13,854	$13,264	$16,510
1/29/2010	$14,230	$13,624	$17,319

Average Annual Total Returns for the periods ending January 29, 2010

	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	7.10%	3.49%	3.46%	3.75%	3.80%
With sales charge (4.25%)	2.59%	2.01%	2.56%	3.30%	3.52%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/1999	$10,000	$ 9,571	$10,000
7/31/2000	$ 9,988	$ 9,560	$10,431
7/31/2001	$10,965	$10,495	$11,484
7/31/2002	$11,563	$11,067	$12,255
7/31/2003	$11,595	$11,098	$12,695
7/30/2004	$12,020	$11,505	$13,429
7/29/2005	$12,383	$11,852	$14,284
7/31/2006	$12,927	$12,373	$14,649
7/31/2007	$13,328	$12,756	$15,273
7/31/2008	$13,462	$12,885	$15,708
7/31/2009	$14,038	$13,437	$16,510
1/29/2010	$14,580	$13,955	$17,319

Average Annual Total Returns for the periods ending January 29, 2010

	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	10.79%	3.36%	3.50%	4.14%	4.07%
With sales charge (4.25%)	6.06%	1.89%	2.61%	3.69%	3.73%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/1999	$10,000	$ 9,575	$10,000
7/31/2000	$10,381	$ 9,940	$10,431
7/31/2001	$11,205	$10,728	$11,484
7/31/2002	$11,784	$11,283	$12,255
7/31/2003	$12,047	$11,535	$12,695
7/30/2004	$12,523	$11,990	$13,429
7/29/2005	$12,430	$11,901	$14,284
7/31/2006	$12,942	$12,391	$14,649
7/31/2007	$13,316	$12,750	$15,273
7/31/2008	$13,772	$13,186	$15,708
7/31/2009	$14,491	$13,875	$16,510
1/29/2010	$14,876	$14,243	$17,319

Average Annual Total Returns for the periods ending January 29, 2010

	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	5.12%	4.14%	3.56%	4.17%	4.85%
With sales charge (4.25%)	0.63%	2.64%	2.68%	3.72%	4.60%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/1999	$10,000	$ 9,573	$10,000
7/31/2000	$10,354	$ 9,912	$10,431
7/31/2001	$11,116	$10,641	$11,484
7/31/2002	$11,696	$11,196	$12,255
7/31/2003	$11,970	$11,458	$12,695
7/30/2004	$12,537	$12,001	$13,429
7/29/2005	$12,310	$11,784	$14,284
7/31/2006	$12,773	$12,227	$14,649
7/31/2007	$13,159	$12,597	$15,273
7/31/2008	$13,648	$13,065	$15,708
7/31/2009	$14,282	$13,672	$16,510
1/29/2010	$14,649	$14,023	$17,319

Average Annual Total Returns for the periods ending January 29, 2010

	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	6.14%	4.03%	3.44%	4.01%	4.46%
With sales charge (4.25%)	1.60%	2.52%	2.55%	3.56%	4.20%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

SCHEDULE OF INVESTMENTS January 29, 2010 (unaudited)

MUNICIPAL BONDS (100.3%)	Principal Amount	Market Value

Education (8.1%)
Hutchinson, KS Community College 5.000% 10/1/25	$350,000	$357,518
Hutchinson, KS Community College 5.250% 10/1/30	300,000	304,188
Hutchinson, KS Community College 5.250% 10/1/33	450,000	453,978
KS Dev. Fin. Auth. Sales Tax Rev. K-St-Olathe Innovation-L1 5.000% 9/1/39	200,000	204,800
KS St Dev Fin Auth Lease Rev Univ Kansas Tenant 5.000% 6/15/39	1,000,000	997,840
KS Devl. Finance Auth. Rev. (Univ. KS Research Cent.) 5.000% 02/01/26	500,000	517,000
KS Devl. Finance Auth. Rev. (Athletic Facs. University of KS) 5.000% 6/1/33	250,000	254,000
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 7/1/19	700,000	745,465
		3,834,789
General Obligation (26.9%)
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/1/14	250,000	286,402
Dickinson Cnty, KS USD #473 09/01/27 5.000% 9/1/27	325,000	354,526
Dodge, KS School District #443 5.000% 9/1/11	1,000,000	1,052,580
Douglas Cty., KS Sales Tax Ref. 5.000% 8/1/19	1,000,000	1,068,280
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.125% 9/1/29	250,000	258,402
Harvey Cty., KS USD #373 (Newton) 5.000% 9/1/23	200,000	216,874
Harvey Cty., KS USD #373 (Newton) 5.000% 9/1/25	1,000,000	1,059,580
*Johnson Cty., KS USD #231 Gardner-Edgerton 5.000% 10/1/24	1,135,000	1,160,503
Johnson Cty., KS USD #232 (Desoto) 5.250% 9/1/23	500,000	542,280
Junction City, KS Ref & Impt 5.000% 9/1/25	250,000	259,330
Junction City, KS Unlimited GO 4.100% 9/1/20	100,000	103,490
Junction City, KS Unlimited GO 4.250% 9/1/21	100,000	103,805
Junction City, KS Unlimited GO 4.400% 9/1/22	100,000	104,921
Lawrence, KS (Unlimited Tax) Refunding G.O. 5.375% 9/1/20	500,000	512,030
Leavenworth Cnty. USD #453 GO Improvement & Refunding 5.125% 3/1/29	1,000,000	1,068,660
Manhattan, KS General Obligation 5.000% 11/1/28	130,000	141,188
Montgomery County, KS USD #446 09/01/33 5.000% 9/1/33	250,000	259,587
Newton, KS Unlimited G.O. 4.750% 9/1/29	435,000	452,826
Park City, KS 6.000% 12/1/29	500,000	552,345
Park City, KS General Obligation Ref & Impr. 5.375% 12/1/25	250,000	244,115
Reno Cty., KS USD #308 Hutchinson 4.500% 9/1/23	500,000	521,965
Salina, KS (General Obligation) 4.625% 10/1/27	200,000	207,458
Sedgwick Cnty Kans Uni Sch Dist #262 5.000% 9/1/28	500,000	531,865
Shawnee Cty., KS G.O. 5.000% 9/1/16	655,000	746,779
Topeka, KS G.O. 5.000% 8/15/21	400,000	407,432
Wyandotte Cnty., KS General Obligation 5.000% 8/1/27	500,000	532,795
		12,750,018
Health Care (20.4%)
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. 5.000% 8/1/22	250,000	255,065
KS Devl. Fin. Auth. Sisters of Charity Leavenworth 5.125% 12/1/18	100,000	100,026
KS ST Dev Fin Auth. Hosp. Rev. Adventist Health 5.150% 11/15/23	250,000	262,668
KS St Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	259,653
KS St Dev Fin Auth Hosp Rev Adventist Health 5.500% 11/15/29	100,000	102,212
KS St Dev Fin Auth. Adventist Health 5.750% 11/15/34	250,000	254,373
KS Devl. Fin. Auth. (Sisters of Charity) Hlth. Rev. 6.125% 12/1/20	1,000,000	1,022,150
KS Devl. Fin. Auth. (Hays Medical Center) 5.000% 11/15/22	500,000	513,840
*KS Devl. Fin. Auth. (Stormont Vail) Hlth. Care Rev. - Unref. 5.375% 11/15/24	1,365,000	1,378,200
Lawrence, KS (Memorial Hospital) Rev. 5.125% 7/1/26	500,000	501,370
Lawrence, KS (Memorial Hospital) Rev. 5.125% 7/1/36	300,000	275,490
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 3/1/28	125,000	137,309
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 8/15/20	250,000	253,052
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 9/1/25	235,000	236,384
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 9/1/30	500,000	501,510
Olathe, Health Fac Rev (Med Center) 5.000% 9/1/29	500,000	483,885
Sedgwick Cnty, KS (Catholic Care Center) Hlth Care Rev 5.800% 11/15/26	1,000,000	1,002,460
Sedgwick Cnty, KS Health Care Rev. (Catholic Care Center) 5.000% 8/1/25	1,100,000	988,270
Wichita, KS (Via Christi Health System) Rev. 5.625% 11/15/31		1,108,569
		9,636,486
Housing (11.0%)
*Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.700% 11/1/27	2,210,000	2,211,525
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. 5.650% 7/1/16	990,000	990,465
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. 5.700% 7/1/22	2,000,000	2,000,740
		5,202,730
Other Revenue (11.9%)
Butler Cnty., KS Public Bldg. 5.550% 10/1/21	300,000	308,418
Dodge City, KS Sales Tax Rev 5.250% 6/1/31	1,000,000	1,057,100
Kansas City, KS Mrtge. Rev. 5.900% 11/1/27	200,000	200,244
KS St Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 5/1/13	570,000	601,378
KS Devl. Finance Auth. (KS St. Projects) Rev. 5.000% 10/1/17	250,000	261,810
*KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 5/1/26	1,335,000	1,408,612
KS St Dev Fin Auth Rev State of KS Projects 5.000% 11/1/34	500,000	519,620
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/1/25	250,000	273,428
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 5/1/35	250,000	258,400
Manhattan, KS Sales Tax Rev. Downtown Redevelopment 5.250% 12/1/26	250,000	249,233
Manhattan, KS Spl Oblig Rev North Proj Area - Downtown A 5.000% 12/1/26	500,000	495,635
		5,633,878
Prerefunded (0.8%)
KS St Dev Fin Auth Lease Rev (Dept of Admin Cap Rest) 5.375% 10/1/20	370,000	382,650

Transportation (5.2%)
Kansas Dept. Transportation Highway Rev. 5.000% 3/1/23	250,000	265,367
KS Devl. Finance Auth. Rev. (Dept. Admin.) 5.000% 11/1/25	250,000	266,478
KS Devl. Finance Auth. Rev. (Road Revolving Fund) 4.625% 10/1/26	250,000	264,275
KS Turnpike Auth. Rev. 5.250% 9/1/21	500,000	527,395
KS Turnpike Auth. Rev. 5.000% 9/1/24	330,000	341,289
KS Turnpike Auth. Rev. 5.000% 9/1/25	750,000	773,325
		2,438,129
Utilities (16.0%)
Burlington, KS PCR (Gas & Elec.) 5.300% 6/1/31	1,000,000	986,060
Burlington, KS PCR (Gas & Elec.) 4.850% 6/1/31	500,000	483,600
KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 5/1/11	250,000	250,152
KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 11/1/22	1,000,000	1,054,740
KS Devl. Finance Auth. (Water Pollution Control) 5.000% 11/1/23	1,000,000	1,039,810
*KS Devl. Finance Auth. Rev. (Water Pollution) 5.000% 11/1/28	250,000	259,570
Wamego, KS PCR (Kansas Gas & Electric Project) 5.300% 6/1/31	750,000	752,528
Wichita, KS Water & Sewer Util. Rev. 5.250% 10/1/18	1,465,000	1,570,949
Wichita, KS Water & Sewer Util. Rev. 5.000% 10/1/28	500,000	509,750
Wichita, KS Water & Sewer Rev. 5.000% 10/1/23	100,000	109,123
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev. 5.000% 9/1/29	500,000	541,125
		7,557,407

TOTAL MUNICIPAL BONDS (COST: $46,310,930)		$47,436,087

SHORT-TERM SECURITIES (0.8%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $383,033)	383,033	$383,033

TOTAL INVESTMENTS IN SECURITIES (COST: $46,693,963)		$47,819,120
OTHER ASSETS LESS LIABILITIES		(508,861)

NET ASSETS		$47,310,259

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of January 29, 2010, the Fund had one when-issued purchase:
1,000,000 of Sedgwick County Health Care Rev., 5.000%; 08/01/25

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS January 29, 2010 (unaudited)

MUNICIPAL BONDS (94.9%)	Principal Amount	Market Value

Education (4.5%)
Johnson Cty., KS Community College Student Commons & Parking 5.000% 11/15/19	$235,000	$246,202
KS Devl. Finance Auth. (Wichita Univ.) 5.900% 4/1/15	305,000	307,580
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 7/1/19	255,000	271,562
		825,344
General Obligation (46.9%)
*Butler Cnty, KS USD #385 5.000% 9/1/18	500,000	566,320
Butler Cnty., KS USD #402 5.250% 9/1/21	250,000	283,535
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/1/14	140,000	160,385
Cowley Cnty., KS USD #470 4.750% 9/1/23	100,000	106,397
Crawford Cnty., KS School Distist 5.000% 9/1/20	300,000	336,417
Dickinson Cnty, KS USD #473 4.500% 9/1/22	215,000	231,598
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.000% 9/1/23	375,000	402,536
Ford Cnty., KS Sales Tax - Ser A 4.500% 9/1/24	500,000	524,885
Harvey Cty., KS USD #373 (Newton) 4.000% 9/1/18	250,000	256,960
Johnson Cty., KS USD #232 (Desoto) 5.000% 9/1/15	100,000	115,402
Junction City., KS Unlimited GO 4.500% 9/1/23	100,000	103,325
Leavenworth Cnty. KS, USD #453 4.750% 3/1/25	250,000	263,233
Leavenworth Cnty. USD #453 GO Improvement & Refunding 5.250% 3/1/24	200,000	219,440
Leavenworth Cnty. USD#453 4.750% 9/1/25	300,000	315,636
Leavenworth Cnty., KS USD #458 4.500% 9/1/28	250,000	252,455
Leoti, KS USD #467 5.000% 10/1/18	100,000	111,996
Montgomery County, KS USD #446 4.000% 9/1/19	150,000	155,237
Montgomery County, KS USM #445 5.000% 4/1/21	100,000	101,168
Morton Cty., KS USD #217 4.000% 9/1/10	100,000	100,068
Neosho County, KS USD #413 5.000% 9/1/20	345,000	366,742
Newton, KS Unlimited G.O. 5.000% 9/1/21	100,000	110,811
Olathe, Kansas General Obligation 4.000% 10/1/19	100,000	105,050
Park City, KS 5.100% 12/1/20	200,000	220,782
Park City, KS 5.500% 12/1/24	100,000	111,790
Puerto Rico Commonwealth Public Improvement 5.500% 7/1/21	500,000	513,110
Saline Cty., KS USD #305 (Salina) G.O. Ref. 5.500% 9/1/15	190,000	204,505
Sedgwick Cnty USD #266 Maize School 5.250% 9/1/20	360,000	407,668
Sedgwick Cnty., KS USD #265 (Goddard) 4.250% 10/1/20	250,000	256,547
Sedgwick Cnty., KS USD #265 (Goddard) 4.500% 10/1/26	250,000	262,555
Sedgwick County KS UNI School Dist. #262 5.000% 9/1/18	100,000	115,175
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. 5.000% 9/1/14	485,000	514,556
Wichita, KS GO 4.500% 9/1/22	150,000	158,918
Wichita, KS GO 4.750% 9/1/27	180,000	188,915
Wyandotte Cnty, KS. GO 5.000% 8/1/25	250,000	270,780
Wyandotte Cnty., KS USD #500 G.O. 5.250% 9/1/13	250,000	286,312
		8,701,209
Health Care (6.9%)
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 5.750% 11/15/12	595,000	639,815
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 3/1/28	125,000	137,309
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 8/15/20	500,000	506,105
		1,283,229
Housing (9.3%)
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. 6.400% 1/1/24	255,000	255,089
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. 5.000% 10/1/14	520,000	520,556
Mission, KS Multifamily Hsg. (Lamar Place) Rev. 5.180% 10/1/23	445,000	445,031
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.250% 11/1/12	310,000	310,481
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. 5.250% 10/1/14	150,000	150,078
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. 5.375% 7/1/10	55,000	55,024
		1,736,259
Other Revenue (12.9%)
Dodge City, KS Sales Tax Rev 5.000% 6/1/21	310,000	337,714
Dodge City, KS Sales Tax Rev 4.400% 6/1/25	350,000	359,237
KS Devl Fin. Auth. Kansas Projects 5.250% 10/1/22	100,000	103,860
KS Devl. Finance Auth. (KS St. Projects) Rev. 5.000% 10/1/17	250,000	261,810
KS Devl. Finance Auth. Rev. (KS St. Projects) 4.100% 5/1/19	250,000	260,553
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/1/25	100,000	109,371
Neosho County, KS Sales Tax Rev 4.000% 10/1/23	500,000	498,215
Sumner Cnty., KS Sales Tax Rev. 5.000% 10/1/14	400,000	456,480
		2,387,240
Prerefunded (4.5%)
Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) 5.250% 9/1/16	770,000	842,988

Transportation (1.1%)
KS Turnpike Auth. Rev. 5.000% 9/1/24	200,000	206,842

Utilities (8.8%)
Burlington, KS PCR (Gas & Elec.) 5.300% 6/1/31	100,000	98,606
Kansas City, KS Util. Syst. Ref. & Impvt. 6.300% 9/1/16	440,000	440,198
Topeka, KS Utilities Rev 4.250% 8/1/21	150,000	151,347
Wichita, KS Water & Sewer Rev. 5.000% 10/1/23	200,000	218,246
*Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev 5.125% 9/1/13	500,000	505,335
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev. 5.000% 9/1/24	200,000	224,452
		1,638,184

TOTAL MUNICIPAL BONDS (COST: $17,105,220)		$17,621,295

SHORT-TERM SECURITIES (2.4%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $440,140)	440,140	$440,140

TOTAL INVESTMENTS IN SECURITIES (COST: $17,545,360)		$18,061,435
OTHER ASSETS LESS LIABILITIES		504,632

NET ASSETS		$18,566,067

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS January 29, 2010 (unaudited)

MUNICIPAL BONDS (96.9%)	Principal Amount	Market Value

Education (12.8%)
Douglas Cty., NE SD #010 (Elkhorn Public Schools) 4.500% 12/15/26	$500,000	$509,175
University of NE Fac. Corp. Deferred Maintenance 5.000% 7/15/20	500,000	537,480
Univ. of NE Board of Regents Student Facs. 5.000% 5/15/32	250,000	259,928
Univ. of NE Board of Regents (Heath & Rec. Proj.) 5.000% 5/15/33	600,000	626,250
University NE University Rev. Lincoln Student Fee 4.000% 7/1/24	250,000	252,580
Univ. of NE (U. of NE - Lincoln Student Fees) Rev. 5.125% 7/1/32	250,000	255,563
University of NE University Rev. Lincoln Student Facs. 5.000% 7/1/28	250,000	257,798
University of Puerto Rico 5.000% 6/1/17	1,250,000	1,247,263
		3,946,037
General Obligation (38.5%)
Dawson Cnty, NE SID #1 G.O. Ref (IBP, Inc. Proj.) 5.650% 2/1/22	700,000	595,686
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. 4.500% 12/15/25	405,000	405,174
*Dodge Cty., NE SD #001 (Fremont Public Schools) 5.500% 12/15/20	1,000,000	1,046,000
Douglas Cty., NE G.O. 4.750% 12/1/25	250,000	251,095
Douglas Cty, NE Hosp. Methodist Health 5.500% 11/1/38	250,000	251,400
Douglas Cty., NE SID #397 (Linden Estates II) 5.600% 4/1/23	500,000	500,060
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. 4.500% 12/15/23	250,000	252,770
Douglas Cnty School Dist #59 Bennington Public Schools 4.000% 12/15/28	250,000	239,690
Hall Cty., NE School Dist. #2 Grand Island 5.000% 12/15/23	500,000	544,775
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) 5.250% 1/15/21	500,000	515,390
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O. 5.250% 1/15/22	500,000	526,170
Lancaster Cnty School Dist #160 Norris Schools 4.250% 12/15/25	400,000	398,600
Madison County School Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,630,485
Metropolitan Community College South Omaha Bldg. Proj. 4.500% 3/1/26	1,000,000	1,022,550
Omaha, NE Various Purpose 5.000% 5/1/22	250,000	264,248
Omaha, NE Various Purpose 4.250% 10/15/26	500,000	515,080
Omaha, NEB Unlimited GO 5.000% 10/15/25	500,000	558,785
Papillion, NE G.O. 4.350% 12/15/27	250,000	251,103
Puerto Rico Commonwealth Public Improvement 5.500% 7/1/21	500,000	513,110
Sarpy Count School Dist.#27 Papillion-LA Vista GO 5.000% 12/1/28	250,000	264,462
Saunders Cty., NE G.O. 5.000% 11/1/30	250,000	252,007
Saunders Cty., NE G.O. 4.250% 12/15/21	515,000	521,777
Scotts Bluff Cnty NE Sch Dist #32 GO Building Bonds 4.300% 12/15/29	440,000	435,186
Washington Cnty S/D#1 (Blair) 3.750% 12/15/13	105,000	111,366
		11,866,969
Health Care (12.8%)
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.300% 12/15/18	250,000	250,207
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.250% 12/15/33	250,000	232,402
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. 5.250% 9/1/21	250,000	236,057
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center) 5.000% 11/15/16	250,000	269,257
Douglas Cty., NE (Catholic Health Corp.) Rev. 5.375% 11/15/15	160,000	160,402
Douglas County, NE Hosp. Methodist Health 5.500% 11/1/38	500,000	471,265
Lancaster Cnty Neb Hosp Auth No 1 (Bryanlg Med Center) 4.000% 6/1/10	250,000	252,100
*Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project) 4.750% 6/1/21	1,000,000	962,250
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. 5.450% 11/15/22	750,000	762,675
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. 5.650% 5/1/12	100,000	101,940
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. 6.150% 5/1/30	250,000	251,137
		3,949,692
Housing (0.4%)
NE Invmt. Finance Auth. Multifamily Hsg. Rev. 6.200% 6/1/28	135,000	135,148

Other Revenue (4.5%)
Lincoln-Lancaster County Neb. Pub. Bldg. Lease Rev. 4.000% 10/15/30	100,000	97,616
*Omaha, NE (Riverfront Project) Special Obligation 5.500% 2/1/29	1,000,000	1,032,000
Puerto Rico Sales Tax Financing First Sub-SER A 5.000% 8/1/24	250,000	252,722
		1,382,338
Prerefunded (1.6%)
Omaha, NE Public Power Dist. Elec. Syst. Rev. 5.200% 2/1/22	500,000	500,135

Utilities (26.3%)
Cornhusker Public Power Dist. Electric Rev.	250,000	252,783
Dawson Cty. Public Power Electric Sys. Rev. 4.750% 12/1/32	250,000	250,905
Fremont, NE Combined Utilities Rev. 5.000% 10/15/21	500,000	512,210
*Lincoln, NE Elec. Syst. Rev. 5.000% 9/1/21	1,000,000	1,044,280
Lincoln, NE San. Swr. Rev. 4.500% 6/15/29	250,000	252,765
Lincoln, NE Water Rev. 5.000% 8/15/22	575,000	595,326
Lincoln, NE Water Rev. 4.000% 8/15/25	250,000	255,708
Lincoln, NE Water Rev. 4.500% 8/15/34	250,000	255,108
Municipal Energy Agy of NE Power Supply Rev. 5.125% 4/1/24	195,000	211,608
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. 5.500% 4/1/27	1,000,000	1,001,530
Omaha Public Power Electric Rev. 5.250% 2/1/23	250,000	274,270
Omaha, NE Public Power Electric Rev. 5.000% 2/1/34	1,000,000	1,019,960
Omaha, NE Public Power Dist. Elec. Syst. Rev. 6.200% 2/1/17	650,000	765,193
Omaha, NE Public Power Dist. (Electric Rev) 4.750% 2/1/25	250,000	263,598
Omaha, NE Public Power Dist. (Electric Rev) 4.300% 2/1/31	100,000	95,852
Public Power Generation Agy Whelan Energy Rev 5.000% 1/1/32	500,000	510,970
Public Power Generation Agy. Whelan Energy Center 5.000% 1/1/27	250,000	264,765
Southern Public Power Dist. 5.000% 12/15/23	250,000	266,970
		8,093,801

TOTAL MUNICIPAL BONDS (COST: $29,443,289)		$29,874,120

SHORT-TERM SECURITIES (2.5%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $769,201)	769,201	$769,201

TOTAL INVESTMENTS IN SECURITIES (COST: $30,212,490)		$30,643,321
OTHER ASSETS LESS LIABILITIES		188,770

NET ASSETS		$30,832,091

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS January 29, 2010 (unaudited)

MUNICIPAL BONDS (97.0%)	Principal Amount	Market Value

Education (34.8%)
Board of Regents (OK Univ. Science Center) 5.000% 7/1/36	$1,000,000	$1,027,450
Claremore, OK Student Hsg. Rev. (Rogers University) 5.750% 9/1/34	500,000	402,490
Edmond Economic Dev. Auth., OK Student Housing Rev. 5.375% 12/1/19	200,000	182,874
Edmond Economic Dev. Auth., OK Student Housing Rev. 5.500% 12/1/28	865,000	717,500
McClain Cnty, OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 9/1/20	585,000	603,041
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. 5.000% 8/1/24	150,000	150,006
OK Board of Regents (Univ. of Central OK) 5.600% 8/1/20	150,000	155,642
OK Board of Regents (Univ. of Central OK) 5.700% 8/1/25	390,000	401,567
OK Board of Regents (Univ. of OK) 4.125% 7/1/26	250,000	252,542
OK Capital Impvt. Auth. (Higher Ed. Project) 5.000% 7/1/24	250,000	261,848
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. 5.000% 7/1/22	500,000	528,330
*OK Capital Impvt. Auth. (Higher Ed. Project) Rev. 5.000% 7/1/30	1,000,000	1,030,800
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. 5.100% 3/1/16	140,000	140,097
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. 5.150% 3/1/21	100,000	100,041
OK Devl. Finance Auth Lease Rev Master St Higher Ed 4.400% 12/1/29	250,000	248,015
OK Devl. Finance Auth. (Langston Univ. Stadium) 5.000% 7/1/27	250,000	259,875
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) 4.900% 12/1/22	200,000	207,146
OK Devl. Finance Auth. (Seminole State College) 5.125% 12/1/27	150,000	155,544
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) 4.500% 6/1/26	250,000	259,235
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj 5.750% 12/1/30	250,000	201,453
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.625% 12/1/20	140,000	126,678
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.700% 12/1/25	220,000	189,086
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.550% 11/1/21	250,000	223,038
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.650% 11/1/31	375,000	305,554
Rural Enterprises, OK Inc. USAOF Student Housing 5.550% 11/1/21	250,000	219,738
Rural Enterprises, OK Inc. USAOF Student Housing 5.650% 11/1/31	250,000	192,380
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) 5.250% 11/1/23	250,000	201,190
University of OK Board of Regents (Multi Facs.) Rev. 4.750% 6/1/29	250,000	253,800
University of OK Board of Regents (Research Fac.) Rev. 4.800% 3/1/28	670,000	684,311
University of OK Board of Regents Student Hsg. Rev. 5.000% 11/1/27	1,000,000	1,014,750
University of OK Student Hsg. (Cameron Univ.) Rev. 5.500% 7/1/23	250,000	269,212
University of Puerto Rico 5.000% 6/1/17	750,000	748,357
		11,713,590
General Obligation (2.5%)
Oklahoma City, OK 4.250% 3/1/22	110,000	113,099
Tulsa, OK General Obligation 4.500% 3/1/23	700,000	732,634
		845,733
Health Care (3.6%)
Norman, OK (Regl. Hospital) Auth. 5.250% 9/1/16	180,000	176,922
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. 5.000% 12/1/28	500,000	481,540
OK Devl. Finance Auth. (St. John Health Syst.) 5.750% 2/15/25	50,000	50,028
OK Devl. Fin. Auth. (St. John Health Syst.) Rev. Ref. - Unref 5.750% 2/15/25	125,000	125,036
OK Devl. Fin. Auth. (St. John Health Syst.) Rev. Ref. - Unref 6.000% 2/15/29	100,000	100,021
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) 5.000% 11/1/21	250,000	259,788
		1,193,335
Housing (6.0%)
OK Housing Finance Agency Single Family Homeownership 5.250% 9/1/21	70,000	70,178
OK Housing Finance Agency Single Family Homeownership 5.850% 9/1/20	15,000	15,065
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev 5.100% 3/1/17	100,000	100,961
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev. 5.100% 9/1/17	100,000	101,365
*Oklahoma Housing Finance 5.050% 9/1/23	880,000	881,179
Oklahoma Housing Finance 5.150% 9/1/29	440,000	432,890
Oklahoma Housing Finance 5.200% 9/1/32	440,000	427,684
		2,029,322
Other Revenue (16.4%)
Durant, OK Community Fac. Auth. Sales Tax Rev. 5.500% 11/1/19	500,000	536,105
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. 4.500% 4/1/18	250,000	252,393
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.375% 7/1/22	100,000	104,126
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.375% 7/1/23	100,000	103,398
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.500% 7/1/24	200,000	208,740
OK Capital Impvt. Auth. (Supreme Court Proj.) 4.500% 7/1/26	500,000	511,355
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A 5.600% 3/1/15	280,000	285,012
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement 5.100% 6/1/27	120,000	123,272
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) 4.600% 4/1/22	250,000	257,062
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) 4.650% 4/1/23	250,000	256,177
*OK State Student Loan Auth. 5.625% 6/1/31	685,000	672,533
OK State Student Loan Auth. 5.300% 12/1/32	450,000	399,155
OK State Student Loan Auth. 6.350% 9/1/25	280,000	294,552
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) 5.500% 10/1/19	250,000	276,175
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 2/1/30	250,000	247,313
Tulsa Cty, OK Indl. Auth. Recreation Facs. 4.700% 9/1/24	500,000	511,055
Tulsa Oklahoma Pub. Facs. Auth. 4.750% 11/15/37	500,000	496,465
		5,534,888
Prerefunded (0.1%)
OK Transportation Auth. Turnpike Sys. Rev. - Prerefunded 5.000% 1/1/21	10,000	10,835

Transportation (6.4%)
OK Capital Impvt. Auth. (State Highway) Rev. 5.000% 6/1/14	250,000	282,728
OK Capital Impvt. Auth. (State Highway) Rev. 4.000% 7/1/18	250,000	262,420
OK Transportation Auth. Turnpike Sys. Rev. - Unrefunded 5.000% 1/1/21	90,000	93,283
Oklahoma City Airport Trust Jr. Lien Refunding Series B 5.000% 7/1/21	250,000	270,207
Oklahoma City Airport Trust Jr. Lien Refunding Series B. 5.000% 7/1/19	250,000	272,895
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 6/1/19	125,000	123,881
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 6/1/19	125,000	123,881
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.750% 6/1/31	500,000	489,120
Tulsa, OK Arpts Impt Tr Gen Rev Ref 6.000% 6/1/23	250,000	244,440
		2,162,855
Utilities (27.2%)
*Drumright, OK Utility Sys. Rev. 4.750% 2/1/36	950,000	915,629
Edmond, OK Pub Wks Auth Sales Tax & Util Sys Rev 4.750% 7/1/23	200,000	207,314
Edmond, OK Pub Wks Auth Util Rev 4.850% 1/1/24	155,000	162,060
Edmond, OK Pub Wks Auth Util Rev 4.750% 7/1/24	250,000	260,190
Jenks Aquarium Auth. Rev. 5.250% 7/1/29	500,000	517,035
McAlester, OK Public Works Auth. 5.100% 2/1/30	100,000	103,533
Midwest City, OK Capital Impvt. 5.375% 9/1/24	500,000	516,310
*OK Municipal Power Auth. Power Supply Rev. 4.500% 1/1/47	600,000	513,960
*OK Municipal Power Auth. Rev. 5.750% 1/1/24	2,230,000	2,557,476
*OK State Water (Loan Program) Rev. 5.100% 9/1/16	40,000	40,020
Oklahoma City, OK Water Utility Rev. 5.000% 7/1/34	250,000	255,242
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. 5.000% 7/1/29	425,000	441,613
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. 4.000% 7/1/34	250,000	234,365
Okmulgee Public Works Auth. Capital Improvement Rev. 5.125% 8/1/30	750,000	808,905
Okmulgee Public Works Auth. Capital Improvement Rev. 4.800% 10/1/27	500,000	539,405
Sallisaw, OK Mun Auth Util Sys Rev Ref 4.450% 1/1/28	100,000	96,594
Sapulpa Municipal Authority Utility Rev. 5.125% 1/1/32	250,000	256,505
Tulsa Metropolitan Util. Auth. Utility Revs 4.250% 5/1/26	100,000	101,553
Tulsa Metropolitan Util. Auth. Utility Revs 4.500% 5/1/27	610,000	623,938
		9,151,647

TOTAL MUNICIPAL BONDS (COST: $32,777,425)		$32,642,205

SHORT-TERM SECURITIES (2.8%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $929,599)	929,599	$929,599

TOTAL INVESTMENTS IN SECURITIES (COST: $33,707,024)		$33,571,804
OTHER ASSETS LESS LIABILITIES		88,162

NET ASSETS		$33,659,966

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS January 29, 2010 (unaudited)

MUNICIPAL BONDS (99.7%)	Principal Amount	Market Value

Education (10.3%)
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) 5.000% 7/1/25	$340,000	$354,712
Maine Health & Higher Edl Facsauth Rev Unrefunded Bal 5.000% 7/1/23	135,000	144,280
University of Maine System Rev. 4.625% 3/1/29	100,000	98,743
University of Maine System Rev. 4.750% 3/1/37	550,000	551,232
University of Puerto Rico 5.000% 6/1/17	500,000	498,905
		1,647,872
General Obligation (31.6%)
Bangor, ME 4.000% 9/1/24	155,000	160,551
Brewer, ME GO 4.600% 11/1/17	210,000	219,284
Freeport, ME GO 7.250% 9/1/10	20,000	20,809
Gorham, ME Unlimited Tax G.O. 4.300% 2/1/23	155,000	163,925
Gorham, ME Unlimited Tax G.O. 4.350% 2/1/24	155,000	163,793
Gray, ME Unlimited GO 4.000% 10/15/26	280,000	288,705
Gray, ME Unlimited GO 4.000% 10/15/27	280,000	286,401
Lewiston, ME G.O. 5.000% 4/1/22	500,000	528,710
Lewiston, ME G.O. 5.000% 4/1/24	250,000	265,470
Lewiston, ME G.O. 4.500% 1/15/25	200,000	207,496
Maine State (Highway) 5.000% 6/15/11	200,000	212,352
Portland, ME 4.250% 5/1/29	250,000	255,845
City of Portland, ME 4.125% 10/1/29	100,000	100,429
Scarborough, ME G.O. 4.400% 11/1/31	250,000	251,085
Scarborough, ME G.O. 4.400% 11/1/32	480,000	481,781
Maine School Administrative Dist # 51 General Obligation 4.250% 10/15/29	250,000	254,922
South Portland, ME 5.800% 9/1/11	40,000	43,416
Westbrook, ME G.O. 4.250% 10/15/20	180,000	188,788
Windham, ME G.O. 4.000% 11/1/14	415,000	442,145
*Yarmouth, ME 5.000% 11/15/19	500,000	536,760
		5,072,667
Health Care (8.7%)
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) 5.250% 7/1/10	410,000	411,193
Maine Health & Higher Educ. Facs. Auth. 6.000% 10/1/13	195,000	220,859
Maine Health & Higher Educ. Facs. Rev. 5.000% 7/1/22	250,000	267,530
Maine Health & Higher Ed. Facs Auth Rev 5.000% 7/1/39	510,000	494,379
		1,393,961
Housing (3.8%)
Guam Hsg. Corp. Single Family Mtg. 5.750% 9/1/31	10,000	10,219
Maine State Hsg. Auth. 5.000% 11/15/29	350,000	354,910
Maine State Hsg. Auth. 4.700% 11/15/27	250,000	246,425
		611,554
Other Revenue (17.9%)
Maine Governmental Facs. Auth Lease 5.375% 10/1/16	250,000	264,232
Maine Governmental Facs. Auth Lease Rent Rev. 5.000% 10/1/23	125,000	130,990
*Puerto Rico Public Finance Corp. Commonwealth Appropriations 5.375% 6/1/18	710,000	815,982
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. 5.000% 8/1/26	200,000	198,658
Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.) 5.900% 11/1/13	1,465,000	1,466,670
		2,876,532
Prerefunded (3.7%)
Maine Health & Higher Edl Facsauth Rev Prerefunded -Ser B 5.000% 7/1/23	65,000	76,393
*Maine State Turnpike Auth. Rev. 5.750% 7/1/28	500,000	513,955
		590,348
Transportation (12.9%)
Maine Municipal Bond Bank Transportation Infustructure Rev 5.000% 9/1/24	1,000,000	1,098,770
Maine State Turnpike Auth. 5.000% 7/1/33	450,000	458,316
Portland, ME Airport Rev 5.000% 7/1/32	500,000	504,430
		2,061,516
Utilities (10.8%)
Houlton, ME Water District 4.600% 5/1/14	85,000	85,909
Kennebunk, ME Power & Light Dist. 5.000% 8/1/22	500,000	536,315
Maine Municipal Bond Bank (Sewer & Water) Rev. 4.900% 11/1/24	100,000	105,574
Portland, ME Water District Rev 4.250% 11/1/27	500,000	504,900
Virgin Islands Water & Power Auth. Elec. Syst. Rev. 5.300% 7/1/21	500,000	502,075
		1,734,773

TOTAL MUNICIPAL BONDS (COST: $15,565,734)		$15,989,223

SHORT-TERM SECURITIES (0.8%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $121,513)	121,513	$121,513

TOTAL INVESTMENTS IN SECURITIES (COST: $15,687,247)		$16,110,736
OTHER ASSETS LESS LIABILITIES		(78,171)

NET ASSETS		$16,032,565

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of January 29, 2010, the Fund had one when-issued purchase:
200,000 of Puerto Rico Sales Tax Fin. 5.000%; 08/01/26

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS January 29, 2010 (unaudited)

MUNICIPAL BONDS (97.6%)	Principal Amount	Market Value

Education (6.5%)
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) 5.500% 7/1/13	$95,000	$102,564
University of Puerto Rico 5.000% 6/1/17	150,000	149,671
		252,235
General Obligation (44.8%)
Concord, NH G.O. 4.600% 10/15/14	100,000	106,086
*Derry, NH 4.800% 2/1/18	115,000	119,488
Gorham, NH G.O. 4.850% 4/1/14	65,000	65,423
Hampton, NH G.O. 4.000% 12/15/20	200,000	204,104
Hillsborough, NH G.O. 4.000% 11/1/20	100,000	103,541
Hillsborough, NH G.O. 4.000% 11/1/21	100,000	103,214
Merrimack Cty., NH G.O. 4.250% 12/1/19	100,000	108,108
Merrimack Cty., NH G.O. 4.500% 12/1/27	100,000	104,999
*New Hampshire State Capital Improvement G.O. 5.000% 4/15/13	250,000	280,203
New Hampshire State Capital Improvement G.O. 4.750% 3/1/27	100,000	106,724
Portsmouth, NH G.O. 4.000% 8/1/19	100,000	104,881
*Rochester, NH G.O. 4.750% 7/15/20	300,000	318,441
		1,725,212
Health Care (19.0%)
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.100% 10/1/10	100,000	102,739
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.200% 10/1/11	60,000	63,406
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.500% 10/1/15	120,000	125,633
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.625% 10/1/16	20,000	20,991
New Hampshire Hlth & Ed. Conway Hosp. 5.250% 6/1/16	100,000	100,554
NH Hlth & Ed. Facs. Auth Rev. Healthcare Sys-Covenant Hlth-B 5.000% 7/1/24	100,000	101,244
NH Health & Educ. Facs Auth Rev Dartmouth-Hitchcock 6.000% 8/1/33	115,000	117,819
New Hampshire Health & Educ Concord Hosp. 5.875% 10/1/16	100,000	100,002
		732,388
Housing (6.6%)
Guam Hsg. Corp. Single Family Mtg. 5.750% 9/1/31	10,000	10,219
New Hampshire State Hsg. Single Fam. Rev. 4.900% 7/1/25	100,000	97,494
New Hampshire State Hsg Finance Auth. Single Family Mtg. Rev. 4.625% 7/1/25	150,000	147,689
		255,402
Other Revenue (8.7%)
New Hampshire Muni Bond Bank 2009 Series D 4.000% 7/15/25	175,000	182,326
Puerto Rico Sales Tax Financing First Sub-SER A 5.000% 8/1/24	150,000	151,633
		333,959
Transportation (2.7%)
New Hampshire State Turnpike System 5.125% 10/1/19	100,000	104,413

Utilities (9.3%)
Manchester, NH Water Rev. 5.000% 12/1/28	100,000	103,274
Manchester, NH Water Works Rev. 5.000% 12/1/34	250,000	256,635
		359,909

TOTAL MUNICIPAL BONDS (COST: $3,650,877)		$3,763,518

SHORT-TERM SECURITIES (1.7%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $66,177)	66,177	$66,177

TOTAL INVESTMENTS IN SECURITIES (COST: $3,717,054)		$3,829,695
OTHER ASSETS MINUS LIABILITIES		25,598

NET ASSETS		$3,855,293

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities January 29, 2010 (unaudited)

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
ASSETS
Investments in securities, at cost	$46,693,963	$17,545,360	$30,212,490

Investments in securities, at value	$47,819,120	$18,061,435	$30,643,321
Cash	2	0	3,486
Accrued dividends receivable	12	18	36
Accrued interest receivable	731,383	346,881	376,081
Prepaid expenses	2,877	2,647	4,563
Receivable for Fund shares sold	0	323,268	14,937
Total assets	$48,553,394	$18,734,249	$31,042,424

LIABILITIES
Accrued expenses	$6,904	$6,248	$7,129
Disbursements in excess of demand deposit cash	0	100,727	0
Dividends payable	139,251	49,173	81,023
Payable for Fund shares redeemed	58,950	4,000	0
Payable to affiliates	37,613	8,034	23,569
Securities purchases payable	1,000,417	0	98,612
Total liabilities	$1,243,135	$168,182	$210,333

NET ASSETS	$47,310,259	$18,566,067	$30,832,091

Net assets are represented by:
Capital stock outstanding, no par value, unlimited shares authorized	$54,237,845	$19,286,391	$33,340,586
Accumulated undistributed net realized gain (loss) on investments	(8,055,482)	(1,237,363)	(2,976,246)
Accumulated undistributed net investment income (loss)	2,739	964	36,920
Unrealized appreciation (depreciation) on investments	1,125,157	516,075	430,831

NET ASSETS	$47,310,259	$18,566,067	$30,832,091

Shares outstanding	4,457,463	1,665,172	3,048,420
Net asset value per share	$10.61	$11.15	$10.11
Public offering price (sales charge of 4.25%, 2.75%, and 4.25%, respectively)	$11.08	$11.47	$10.56

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities January 29, 2010 (unaudited)

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
ASSETS
Investments in securities, at cost	$33,707,024	$15,687,247	$3,717,054

Investments in securities, at value	$33,571,804	$16,110,736	$3,829,695
Cash	14,625	164	702
Accrued dividends receivable	16	4	8
Accrued interest receivable	386,069	179,886	41,405
Prepaid expenses	2,313	1,244	361
Receivable for Fund shares sold	326,000	2,208	0
Total assets	$34,300,827	$16,294,242	$3,872,171

LIABILITIES
Accrued expenses	$7,910	$6,691	$6,093
Dividends payable	98,410	43,514	9,047
Payable for Fund shares redeemed	115	0	0
Payable to affiliates	29,260	11,472	1,738
Securities purchases payable	505,166	200,000	0
Total liabilities	$640,861	$261,677	$16,878

NET ASSETS	$33,659,966	$16,032,565	$3,855,293

Net assets are represented by:
Capital stock outstanding, no par value, unlimited shares authorized	$36,317,236	$16,000,524	$3,879,944
Accumulated undistributed net realized gain (loss) on investments	(2,524,287)	(408,284)	(139,333)
Accumulated undistributed net investment income (loss)	2,237	16,836	2,041
Unrealized appreciation (depreciation) on investments	(135,220)	423,489	112,641

NET ASSETS	$33,659,966	$16,032,565	$3,855,293

Shares outstanding	3,060,872	1,494,639	363,337
Net asset value per share	$11.00	$10.73	$10.61
Public offering price (sales charge of 4.25%, 4.25%, and 4.25%, respectively)	$11.49	$11.21	$11.08

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations For the six months ended January 29, 2010

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
INVESTMENT INCOME
Interest	$1,116,725	$361,161	$664,888
Dividends	733	435	1,311
Total investment income	$1,117,458	$361,596	$666,199

EXPENSES
Investment advisory fees	$118,591	$43,359	$74,488
Distribution (12b-1) fees	59,295	0	37,244
Transfer agent fees	47,436	17,344	29,795
Accounting service fees	23,793	16,269	19,382
Administrative service fees	29,648	11,934	18,622
Professional fees	7,902	3,246	5,346
Reports to shareholders	1,988	790	1,116
License, fees, and registrations	873	2,146	1,686
Audit fees	4,277	4,076	4,106
Trustees' fees	2,507	1,462	1,983
Transfer agent out-of-pockets	1,772	354	745
Custodian fees	4,083	2,174	2,701
Legal fees	7,004	2,682	4,400
Insurance expense	1,806	619	1,094
Total expenses	$310,975	$106,455	$202,708
Less expenses waived or reimbursed	(57,191)	(41,416)	(43,303)
Total net expenses	$253,784	$65,039	$159,405

NET INVESTMENT INCOME (LOSS)	$863,674	$296,557	$506,794

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$68,965	$4,428	$32,180
Net change in unrealized appreciation (depreciation) of investments	674,153	74,775	268,286
Net realized and unrealized gain (loss) on investments	$743,118	$79,203	$300,466

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,606,792	$375,760	$807,260

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations For the six months ended January 29, 2010

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INVESTMENT INCOME
Interest	$751,852	$339,020	$78,580
Dividends	1,268	416	129
Total investment income	$753,120	$339,436	$78,709

EXPENSES
Investment advisory fees	$81,391	$39,486	$9,554
Distribution (12b-1) fees	40,695	19,743	4,777
Transfer agent fees	32,556	15,795	11,934
Accounting service fees	20,073	15,882	12,889
Administrative service fees	20,348	11,934	11,934
Professional fees	5,866	3,160	1,518
Reports to shareholders	1,029	857	392
License, fees, and registrations	2,025	1,050	675
Audit fees	4,276	4,076	3,774
Trustees' fees	2,107	1,402	904
Transfer agent out-of-pockets	289	568	102
Custodian fees	2,939	1,856	889
Legal fees	4,519	2,321	564
Insurance expense	1,432	563	149
Total expenses	$219,545	$118,693	$60,055
Less expenses waived or reimbursed	(45,368)	(34,192)	(39,610)
Total net expenses	$174,177	$84,501	$20,445

NET INVESTMENT INCOME (LOSS)	$578,943	$254,935	$58,264

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$3,746	$56,420	$8,730
Net change in unrealized appreciation (depreciation) of investments	646,423	88,985	32,724
Net realized and unrealized gain (loss) on investments	$650,169	$145,405	$41,454

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,229,112	$400,340	$99,718

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Kansas Municipal Fund		Kansas Insured Intermediate Fund
	Six Months Ended 1/29/10	Year Ended 7/31/09	Six Months Ended 1/29/10	Year Ended 7/31/09
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$863,674	$1,815,715	$296,557	$514,982
Net realized gain (loss) from investment transactions	68,965	172,956	4,428	14,823
Net change in unrealized appreciation (deprecation) on investments	674,153	(197,097)	74,775	200,646
New increase (decrease) in net assets resulting from operations	$1,606,792	$1,791,574	$375,760	$730,451

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(863,248)	$(1,814,848)	$(296,375)	$(514,404)
Net realized gain on investments	0	0	0	0
Total distributions	$(863,248)	$(1,814,848)	$(296,375)	$(514,404)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$706,725	$2,473,521	$3,112,378	$6,917,416
Proceeds from reinvested dividends	567,549	1,206,706	232,244	381,344
Cost of shares redeemed	(2,072,365)	(4,878,949)	(1,037,479)	(3,695,403)
Net increase (decrease) in net assets resulting from capital share transactions	$(798,091)	$(1,198,722)	$2,307,143	$3,603,357

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(54,547)	$(1,221,996)	$2,386,528	$3,819,404
NET ASSETS, BEGINNING OF PERIOD	$47,364,806	$48,586,802	16,179,539	12,360,135
NET ASSETS, END OF PERIOD	$47,310,259	$47,364,806	$18,566,067	$16,179,539

Undistributed net investment income	$2,739	$2,312	$964	$782

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Nebraska Municipal Fund		Oklahoma Municipal Fund
	Six Months Ended 1/29/10	Year Ended 7/31/09	Six Months Ended 1/29/10	Year Ended 7/31/09
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$506,794	$1,052,749	$578,943	$1,446,145
Net realized gain (loss) from investment transactions	32,180	17,216	3,746	(245,833)
Net change in unrealized appreciation (deprecation) on investments	268,286	(79,241)	646,423	19,774
New increase (decrease) in net assets resulting from operations	$807,260	$990,724	$1,229,112	$1,211,086

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(505,046)	$(1,048,177)	$(578,690)	$(1,444,737)
Net realized gain on investments	0	0	0	0
Total distributions	$(505,046)	$(1,048,177)	$(578,690)	$(1,444,737)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,834,751	$3,005,898	$3,931,547	$2,178,842
Proceeds from reinvested dividends	358,722	728,780	325,754	920,824
Cost of shares redeemed	(1,576,718)	(1,993,266)	(3,266,933)	(12,872,462)
Net increase (decrease) in net assets resulting from capital share transactions	$1,616,755	$1,741,412	$990,368	$(9,772,796)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,918,969	$1,683,959	$1,640,790	$(10,006,447)
NET ASSETS, BEGINNING OF PERIOD	28,913,122	27,229,163	32,019,176	42,025,623
NET ASSETS, END OF PERIOD	$30,832,091	$58,913,122	$33,659,966	$32,019,176

Undistributed net investment income	$36,920	$35,172	$2,237	$1,984

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Maine Municipal Fund		New Hampshire Municipal Fund
	Six Months Ended 1/29/10	Year Ended 7/31/09	Six Months Ended 1/29/10	Year Ended 7/31/09
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$254,935	$504,793	$58,264	$106,083
Net realized gain (loss) from investment transactions	56,420	199,698	8,730	0
Net change in unrealized appreciation (deprecation) on investments	88,985	41,579	32,724	63,745
New increase (decrease) in net assets resulting from operations	$400,340	$746,070	$99,718	$169,828

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(253,127)	$(499,720)	$(57,461)	$(104,834)
Net realized gain on investments	0	0	0	0
Total distributions	$(253,127)	$(499,720)	$(57,461)	$(104,834)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$780,235	$1,234,481	$121,514	$283,154
Proceeds from reinvested dividends	154,933	302,836	25,488	51,823
Cost of shares redeemed	(462,667)	(2,250,581)	(150,209)	(264,627)
Net increase (decrease) in net assets resulting from capital share transactions	$472,501	$(713,264)	$(3,207)	$70,350

TOTAL INCREASE (DECREASE) IN NET ASSETS	$619,714	$(466,914)	$39,050	$135,344
NET ASSETS, BEGINNING OF PERIOD	15,412,851	15,879,765	3,816,243	3,680,899
NET ASSETS, END OF PERIOD	$16,032,565	$15,412,851	$3,855,293	$3,816,243

Undistributed net investment income	$16,836	$15,028	$2,041	$1,237

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940 as a open-end management investment company, consisting of six series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Kansas Insured Intermediate Fund ("KS Insured Fund"), Nebraska Municipal Fund ("NE Muni Fund"), Oklahoma Municipal Fund ("OK Muni Fund"), Maine Municipal Fund ("ME Muni Fund"), and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) and is consistent with preservation of capital.

NOTE 2: Summary of Significant Accounting Policies

Codification—In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification(TM) (the "Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles ("GAAP"). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Funds' financial statements.

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by VFM. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more (excluding KS Insured Fund), a 1.00% contingent deferred sales charge may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Security Transactions, Investment Income, Expenses and Distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of January 29, 2010:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$383,033	$0	$0	$383,033
	Municipal Bonds	0	47,436,087	0	47,436,087
	Total	$383,033	$47,436,087	$0	$47,819,120

KS Insured Fund	Short-Term Securities	$440,140	$0	$0	$440,140
	Municipal Bonds	0	17,621,295	0	17,621,295
	Total	$440,140	$17,621,295	$0	$18,061,435

NE Muni Fund	Short-Term Securities	$769,201	$0	$0	$769,201
	Municipal Bonds	0	29,874,120	0	29,874,120
	Total	$769,201	$29,874,120	$0	$30,643,321

OK Muni Fund	Short-Term Securities	$929,599	$0	$0	$929,599
	Municipal Bonds	0	32,642,205	0	32,642,205
	Total	$929,599	$32,642,205	$0	$33,571,804

ME Muni Fund	Short-Term Securities	$121,513	$0	$0	$121,513
	Municipal Bonds	0	15,989,223	0	15,989,223
	Total	$121,513	$15,989,223	$0	$16,110,736

NH Muni Fund	Short-Term Securities	$66,177	$0	$0	$66,177
	Municipal Bonds	0	3,763,518	0	3,763,518
	Total	$66,177	$3,763,518	$0	$3,829,695

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 29, 2010, were as follows:

	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Purchases	$3,688,728	$3,715,940	$6,087,476	$2,840,609	$3,837,531	$568,675
Sales	$2,740,000	$1,807,143	$3,120,000	$1,958,715	$2,548,498	$470,522

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/29/10:	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Shares sold	66,545	278,820	279,579	359,076	72,596	11,531
Shares issued on reinvestment of dividends	53,524	20,805	354,08	29,708	14,424	2,404
Shares redeemed	(195,120)	(93,102)	(154,966)	(299,119)	(43,057)	(14,188)
Net increase (decrease)	(75,051)	206,523	160,021	89,665	43,963	(253)
Shares outstanding	4,457,463	1,665,172	3,048,420	3,060,872	1,494,639	363,337

Year Ended 7/31/09:	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Shares sold	241,562	631,527	303,135	208,121	117,082	27,565
Shares issued on reinvestment of dividends	118,228	34,927	74,481	88,660	29,104	5,048
Shares redeemed	(480,924)	(337,735)	(205,193)	(1,235,502)	(217,108)	(25,530)
Net increase (decrease)	(121,134)	328,719	172,423	(938,721)	(70,922)	7,083
Shares outstanding	4,532,514	1,458,649	2,888,399	2,971,207	1,450,676	363,590

NOTE 6: Income Tax Information

At January 29, 2010, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Cost	Appreciation	Depreciation	Net*
KS Muni Fund	$46,693,963	$1,236,984	$(111,827)	$1,125,157
KS Insured Fund	$17,545,360	$550,756	$(34,681)	$516,075
NE Muni Fund	$30,212,490	$678,531	$(247,700)	$430,831
OK Muni Fund	$33,707,024	$676,617	$(811,837)	$(135,220)
ME Muni Fund	$15,687,247	$445,057	$(21,568)	$423,489
NH Muni Fund	$3,717,054	$117,427	$(4,786)	$112,641

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount, capital loss deferral, wash sales, and futures transactions.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Year Ended 7/31/09	$1,814,848	$514,404	$1,048,177	$1,444,737	$499,720	$104,834
Year Ended 7/31/08	$1,945,509	$441,023	$1,039,415	$1,723,635	$562,812	$112,395

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation /(Depreciation)*	Total Accumulated Earnings/(Deficit)
KS Muni Fund	$2,312	$(8,124,446)	$451,004	$(7,671,130)
KS Insured Fund	$782	$(1,236,337)	$441,300	$(794,255)
NE Muni Fund	$35,172	$(3,008,426)	$162,545	$(2,810,709)
OK Muni Fund	$1,984	$(2,245,430)	$(781,643)	$(3,025,089)
ME Muni Fund	$15,028	$(464,704)	$334,504	$(115,172)
NH Muni Fund	$1,237	$(148,062)	$79,917	$(66,908)

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount, capital loss deferral, wash sales, and futures transactions.

Capital loss carryforwards may be used to offset future capital gains. The capital loss carryforwards amounts will expire in each of the years ended July 31 as shown in the following table.

Year	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
2010	$1,444,860	$178,976	$59,993	$138,150	$-	$-
2011	1,970,032	209,757	713,949	412,304	-	-
2012	1,399,598	303,542	579,276	547,833	-	-
2013	2,680,173	544,062	1,123,208	1,147,143	464,704	147,534
2014	388,935	-	-	-	-	-
2015	240,848	-	-	-	-	-
2016	-	-	-	-	-	528
Total	$8,124,446	$1,236,337	$3,008,426	$2,245,430	$464,704	$148,062

	For the year ended July 31, 2009, permanent reclassifications to reflect tax character were made as follows*:	For the year ended July 31, 2009, post-October losses deferred to August 1, 2009 were as follows:
KS Muni Fund	$395,067	$-
KS Insured Fund	$58,511	$5,454
NE Muni Fund	$131,770	$-
OK Muni Fund	$-	$282,603
ME Muni Fund	$-	$-
NH Muni Fund	$-	$-

*Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management, the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and Integrity Fund Services, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of the Funds' average daily net assets. Under the terms of the Advisory Agreement, VFM agreed to pay all the expenses of the Funds (excluding taxes, brokerage fees, commissions, and acquired fund fees and expenses, if any) that exceed 1.15% (0.75% for KS Insured Fund) of the Funds' average daily net assets on an annual basis up to the amount of the investment advisory and management fee. VFM may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Certain Officers of the Funds are also Officers and Governors of VFM.

	Annual Advisory Fee % Six Months Ended 1/29/10*	Advisory Fees Six Months Ended 1/29/10*	Advisory Fees Payable 1/29/10*
KS Muni Fund	1.07%	$103,220	$19,115
KS Insured Fund	0.75%	$29,377	$7,327
NE Muni Fund	1.07%	$62,209	$12,327
OK Muni Fund	1.07%	$68,698	$13,347
ME Muni Fund	1.07%	$28,788	$6,478
NH Muni Fund	1.07%	$2,840	$942
* After waivers and reimbursements, if any.

IFD serves as the principal underwriter for the Funds. The Funds (excluding KS Insured Fund) have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds (excluding KS Insured Fund) currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Distribution Fees Six Months Ended 1/29/10	Distribution Fees Payable 1/29/10
KS Muni Fund	$59,295	$9,557
NE Muni Fund	$37,244	$6,163
OK Muni Fund	$40,696	$6,674
ME Muni Fund	$19,743	$3,239
NH Muni Fund	$4,777	$774

IFS acts as the Fund's transfer agent for a variable fee equal to 0.20% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a variable fee equal to 0.125% of the average daily net assets for the Tax-Free Fund for Montana and Tax-Free Fund for North Dakota and 0.15% of the average daily net assets for the Large-Cap Fund and Small Cap Fund on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/29/10			Payable 1/29/10
	Transfer Agency Fees*	Accounting Service Fees*	Admin. Service Fees*	Transfer Agency Fees	Accounting Service Fees	Admin. Service Fees
KS Muni Fund	$27,769	$13,931	$17,356	$3,241	$1,630	$2,026
KS Insured Fund	$6,807	$6,504	$4,802	$221	$201	$146
NE Muni Fund	$16,147	$10,538	$10,092	$1,713	$1,100	$1,071
OK Muni Fund	$17,967	$11,106	$11,229	$2,062	$1,262	$1,289
ME Muni Fund	$7,257	$7,337	$5,523	$528	$526	$394
NH Muni Fund	$4,313	$4,659	$4,313	$0	$0	$0
* After waivers and reimbursements, if any.

NOTE 8: New Accounting Standards

During January 2010, the FASB issued amendments to professional standards that require new disclosures and clarify existing disclosure requirements about fair value measurements. The new disclosures require an organization to separately disclose the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. The new disclosures also require separate information about purchases, sales, issuances, and settlements for Level 3 fair value measurements.

The FASB amendments also clarify exiting disclosures. Organizations are to provide fair value measurement disclosures for each class of assets and liabilities. Organizations also should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.

The amendments are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

NOTE 9: Subsequent Events

In May 2009, the FASB issued changes to authoritative guidance under GAAP for subsequent events. This guidance requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. This guidance is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This guidance requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date--that is, whether that date represents the date the financial statements were issued or were available to be issued. This guidance is effective for interim and annual periods ending after June 15, 2009. The Funds have performed an evaluation of subsequent events through March 16, 2010, (the date the financial statements were issued) and have determined that no significant subsequent events have occurred through this date that would require additional disclosure.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/29/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
NET ASSET VALUE, BEGINNING OF PERIOD	$10.45	$10.44	$10.54	$10.62	$10.57	$10.93

Income (loss) from investment operations:
Net investment income (loss)	$.19	$.40	$.40	$.40	$.41	$.38
Net realized and unrealized gain (loss) on investments	.16	.01	(.10)	(.08)	.05	(.36)
Total from investment operations	$.35	$.41	$.30	$.32	$.46	$.02

Distributions from net investment income	$(.19)	$(.40)	$(.40)	$(.40)	$(.41)	$(.38)

NET ASSET VALUE, END OF PERIOD	$10.61	$10.45	$10.44	$10.54	$10.62	$10.57

Total Return[1]	6.80%[3]	4.06%	2.90%	3.06%	4.39%	0.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$47,310	$47,365	$48,587	$52,996	$59,093	$67,470
Ratio of expenses to average net assets after waivers[2]	1.07%[3]	1.07%	1.07%	1.07%	1.03%	0.97%
Ratio of expenses to average net assets before waivers	1.31%[3]	1.35%	1.36%	1.26%	1.15%	1.15%
Ratio of net investment income to average net assets	3.64%[3]	3.88%	3.81%	3.77%	3.82%	3.56%
Portfolio turnover rate	5.89%	16.73%	6.52%	4.77%	12.31%	44.85%

[1]	Excludes any applicable sales charge.
[2]	This row reflects the impact, if any, of fee waivers by the then-current investment adviser and/or affiliated service providers.
[3]	Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/29/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
NET ASSET VALUE, BEGINNING OF PERIOD	$11.09	$10.94	$10.87	$10.95	$10.94	$11.44

Income (loss) from investment operations:
Net investment income (loss)	$.19	$.41	$.42	$.44	$.43	$.42
Net realized and unrealized gain (loss) on investments	.06	.15	.07	(.08)	.01	(.50)
Total from investment operations	$.25	$.56	$.49	$.36	$.44	$(.08)

Distributions from net investment income	$(.19)	$(.41)	$(.42)	$(.44)	$(.43)	$(.42)

NET ASSET VALUE, END OF PERIOD	$11.15	$11.09	$10.94	$10.87	$10.95	$10.94

Total Return[1]	4.56%[3]	5.22%	4.62%	3.34%	4.06%	(0.75%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$18,566	$16,180	$12,360	$10,686	$12,419	$14,480
Ratio of expenses to average net assets after waivers[2]	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets before waivers	1.23%[3]	1.35%	1.48%	1.40%	1.23%	1.10%
Ratio of net investment income to average net assets	3.42%[3]	3.70%	3.86%	4.02%	3.89%	3.71%
Portfolio turnover rate	10.83%	14.00%	21.80%	9.18%	4.15%	1.81%

[1]	Excludes any applicable sales charge.
[2]	This row reflects the impact, if any, of fee waivers by the then-current investment adviser and/or affiliated service providers.
[3]	Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/29/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
NET ASSET VALUE, BEGINNING OF PERIOD	$10.01	$10.03	$10.13	$10.20	$10.11	$10.55

Income (loss) from investment operations:
Net investment income (loss)	$.17	$.38	$.38	$.39	$.40	$.42
Net realized and unrealized gain (loss) on investments	.10	(.02)	(.10)	(.07)	.09	(.44)
Total from investment operations	$.27	$.36	$.28	$.32	$.49	$(.02)

Distributions from net investment income	$(.17)	$(.38)	$(.38)	$(.39)	$(.40)	$(.42)

NET ASSET VALUE, END OF PERIOD	$10.11	$10.01	$10.03	$10.13	$10.20	$10.11

Total Return[1]	5.46%[3]	3.71%	2.79%	3.16%	4.90%	(0.18%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$30,832	$28,913	$27,229	$28,381	$30,742	$32,488
Ratio of expenses to average net assets after waivers[2]	1.07%[3]	1.07%	1.07%	1.07%	1.03%	0.98%
Ratio of expenses to average net assets before waivers	1.36%[3]	1.41%	1.43%	1.34%	1.24%	1.22%
Ratio of net investment income to average net assets	3.39%[3]	3.84%	3.74%	3.81%	3.89%	4.07%
Portfolio turnover rate	11.05%	6.71%	10.42%	17.42%	14.63%	4.36%

[1]	Excludes any applicable sales charge.
[2]	This row reflects the impact, if any, of fee waivers by the then-current investment adviser and/or affiliated service providers.
[3]	Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/29/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
NET ASSET VALUE, BEGINNING OF PERIOD	$10.78	$10.75	$11.03	$11.08	$11.00	$11.07

Income (loss) from investment operations:
Net investment income (loss)	$0.19	$.41	$.39	$.39	$.39	$.40
Net realized and unrealized gain (loss) on investments	0.22	.03	(.28)	(.05)	.08	(.07)
Total from investment operations	$0.41	$.44	$.11	$.34	$.47	$.33

Distributions from net investment income	$(0.19)	$(.41)	$(.39)	$(.39)	$(.39)	$(.40)

NET ASSET VALUE, END OF PERIOD	$11.00	$10.78	$10.75	$11.03	$11.08	$11.00

Total Return[1]	7.77%[3]	4.28%	1.01%	3.10%	4.39%	3.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$33,660	$32,019	$42,026	$47,847	$43,563	$34,887
Ratio of expenses to average net assets after waivers[2]	1.07%[3]	1.07%	1.07%	1.07%	1.03%	0.98%
Ratio of expenses to average net assets before waivers	1.35%[3]	1.36%	1.35%	1.28%	1.19%	1.20%
Ratio of net investment income to average net assets	3.56%[3]	3.91%	3.55%	3.50%	3.55%	3.60%
Portfolio turnover rate	6.32%	3.48%	10.37%	11.97%	4.65%	8.69%

[1]	Excludes any applicable sales charge.
[2]	This row reflects the impact, if any, of fee waivers by the then-current investment adviser and/or affiliated service providers.
[3]	Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/29/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
NET ASSET VALUE, BEGINNING OF PERIOD	$10.62	$10.44	$10.45	$10.52	$10.45	$11.10

Income (loss) from investment operations:
Net investment income (loss)	$.17	$.35	$.36	$.37	$.35	$.35
Net realized and unrealized gain (loss) on investments	.11	.18	(.01)	(.07)	.07	(.43)
Total from investment operations	$.28	$.53	$.35	$.30	$.42	$(.08)

Less Distributions:
Dividends from net investment income	$(.17)	$(.35)	$(.36)	$(.37)	$(.35)	$(.35)
Distributions from net realized gains	.00	.00	.00	.00	.00	(.22)
Total distributions	$(.17)	$(.35)	$(.36)	$(.37)	$(.35)	$(.57)

NET ASSET VALUE, END OF PERIOD	$10.73	$10.62	$10.44	$10.45	$10.52	$10.45

Total Return[1]	5.34%[3]	5.22%	3.43%	2.89%	4.12%	(.74%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$16,033	$15,413	$15,880	$16,707	$18,728	$24,975
Ratio of expenses to average net assets after waivers[2]	1.07%[3]	1.07%	1.07%	1.07%	1.02%	0.97%
Ratio of expenses to average net assets before waivers	1.50%[3]	1.57%	1.56%	1.44%	1.30%	1.27%
Ratio of net investment income to average net assets	3.21%[3]	3.38%	3.46%	3.52%	3.35%	3.24%
Portfolio turnover rate	16.50%	15.39%	4.44%	8.50%	1.60%	4.87%

[1]	Excludes any applicable sales charge.
[2]	This row reflects the impact, if any, of fee waivers by the then-current investment adviser and/or affiliated service providers.
[3]	Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/29/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06	Year Ended 7/29/05
NET ASSET VALUE, BEGINNING OF PERIOD	$10.50	$10.32	$10.24	$10.25	$10.20	$10.82

Income (loss) from investment operations:
Net investment income (loss)	$.16	$.29	$.30	$.32	$.33	$.33
Net realized and unrealized gain (loss) on investments	.11	.18	.08	(.01)	.05	(.52)
Total from investment operations	$.27	$.47	$.38	$.31	$.38	$(.19)

Less Distributions:
Dividends from net investment income	$(.16)	$(.29)	$(.30)	$(.32)	$(.33)	$(.33)
Distributions from net realized gains	0	0	0	0	0	(.10)
Total distributions	$(.16)	$(.29)	$(.30)	$(.32)	$(.33)	$(.43)

NET ASSET VALUE, END OF PERIOD	$10.61	$10.50	$10.32	$10.24	$10.25	$10.20

Total Return[1]	5.16%[3]	4.64%	3.72%	3.02%	3.76%	(1.81%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,855	$3,816	$3,681	$4,188	$5,317	$6,363
Ratio of expenses to average net assets after waivers[2]	1.07%[3]	1.07%	1.07%	1.07%	1.03%	0.98%
Ratio of expenses to average net assets before waivers	3.14%[3]	3.19%	3.20%	2.72%	2.22%	1.80%
Ratio of net investment income to average net assets	3.01%[3]	2.81%	2.87%	3.09%	3.19%	3.14%
Portfolio turnover rate	12.88%	15.93%	12.56%	11.83%	8.10%	17.94%

[1]	Excludes any applicable sales charge.
[2]	This row reflects the impact, if any, of fee waivers by the then-current investment adviser and/or affiliated service providers.
[3]	Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2009 to January 29, 2010.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/31/09	Ending Account Value 1/29/10	Expenses Paid During Period*	Annualized Expense Ratio

Kansas Municipal Fund
Actual	$1,000.00	$1,033.82	$5.41	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.68	$5.37	1.07%

Kansas Insured Intermediate Fund
Actual	$1,000.00	$1,022.68	$3.77	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,046.27	$3.82	0.75%

Nebraska Municipal Fund
Actual	$1,000.00	$1,027.14	$5.39	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.68	$5.37	1.07%

Oklahoma Municipal Fund
Actual	$1,000.00	$1,038.61	$5.42	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.68	$5.37	1.07%

Maine Municipal Fund
Actual	$1,000.00	$1,026.56	$5.39	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.68	$5.37	1.07%

New Hampshire Municipal Fund
Actual	$1,000.00	$1,025.68	$5.39	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.68	$5.37	1.07%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, and then multiplied by 179/360 days.

TRANSACTION WITH CORRIDOR INVESTORS, LLC

Corridor Investors, located at 1 Main Street North, Minot, North Dakota 58703, is a North Dakota limited liability company that was organized in January 2009 by Robert E. Walstad, the chairman of the Board of Trustees of Integrity Managed Portfolios, and Shannon D. Radke, president of VFM and Viking Mutual Funds. Mr. Walstad and Mr. Radke are Governors of Corridor, and Mr. Radke is the President and Chief Executive Officer of Corridor. On March 6, 2009, VFM and Corridor entered into an agreement (the "Corridor Agreement") with Integrity Mutual Funds, Inc. ("Integrity") and Integrity Money Management, Inc. ("Integrity Money Management"), among others, to complete certain transactions (collectively, the "Transaction"), certain of which are described below. The Transaction was completed on July 31, 2009, and VFM assumed responsibility for the daily management of the Funds' assets.

Prior to the closing of the Transaction, Integrity Money Management served as investment adviser to the Funds. Pursuant to the Corridor Agreement, Integrity (as seller) generally sold its mutual fund services business to Corridor and VFM (collectively, as buyer). More specifically, Corridor and VFM acquired, among other things, certain assets of Integrity Money Management and VFM became a wholly-owned subsidiary of Corridor. Integrity Funds Distributor, Inc. (the Funds' principal underwriter) and Integrity Fund Services, Inc. (the Funds' transfer agent and accounting and administrative services provider) also became wholly-owned subsidiaries of Corridor as a result of the Transaction.

To complete the Transaction, numerous conditions needed to be met, including shareholder approval of advisory contracts with VFM (the "New Agreements"). Shareholders approved, among other things, the New Agreements at meetings held on June 29, 2009 (and, for certain Funds, at meetings adjourned to July 24, 2009) (collectively, the "Shareholder Meetings").

With the completion of the Transaction, Corridor now provides investment advisory, distribution and other services to the Funds, as well as to the four series of Viking Mutual Funds, the three series of The Integrity Funds, and Integrity Fund of Funds, Inc., primarily through its subsidiaries, including VFM, IFD, and IFS.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The approval and the continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "Interested Persons" of any party ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund's adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 19, 2009, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement ("Advisory Agreement") between the Funds and VFM.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor "interested persons" of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund's investment performance as compared to standardized industry performance data;
(d)	the adviser's costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser's services and its fees, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Funds, the Trustees considered, among other things, the fees, the Fund's past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to each Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser's commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Adviser currently provides services to fourteen funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund's future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The portfolio manager of the Funds has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Funds. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Funds.

Investment Performance: Upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory. In addition, each of the Funds has been meeting its investment objective. As of July 31, 2009, the Fund performance for: (1) Kansas Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the returns for the 1, 3 and 5 year periods were above its median classification, but were below for its 10 year period; (2) Kansas Insured Intermediate Fund returns for the 1, 3, and 5-year periods were above its index and the 10 year period was slightly below its index, and the returns for the 1 and 3 year periods were above its median classification but below for its 5 and 10 year period; (3) Nebraska Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the 1 and 3 year periods were above its median classification but slightly below for its 5 and 10 year period; (4) Oklahoma Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and for the 1, 3 and 5 year periods were above its median classification but slightly below for its 10 year period; (5) New Hampshire Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the 1 and 3 year periods were above its median classification but slightly below for its 5 and 10 year period. (6) Maine Municipal Fund returns for the 1-year period was above its index while the 3, 5, and 10 year periods were slightly below its index, and the 1, 3, 5 and 10 year periods were above its median classification.

Profitability: In connection with its review of fees, the Board also considered the profitability of VFM for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and VFM and estimated revenues. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Economies of Scale: The Board briefly discussed the benefits for the Funds as the Adviser could realize economies of scale as each of the Funds grow larger, but the size of the Funds has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if a Fund reaches an asset level where it could benefit from economies of scale. The Trustees discussed the fact that the Adviser does not benefit from economies of scale due to its relationship to the Funds as the Funds are relatively small and are its only advisory clients.

Analysis of the rates charged by other investment advisers of similar funds: A comparison of the management fees charged by the Adviser seemed reasonable to the Trustees when compared to similar funds in objective and size. The Adviser is voluntarily waiving advisory fees to a certain degree due to the small size of the Funds.

Expense ratios of the applicable fund as compared to data for comparable funds: Each of the Fund's (except for Kansas Insured Intermediate Fund) net expense ratio of 1.07% was comparable to the average expense ratio of other funds of similar objective and size but slightly higher than the median of other funds of similar objective and size. The Kansas Insured Intermediate Fund net expense ratio of 0.75% was lower than the average and median expense ratio of other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of VFM, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. They determined that, after considering all relevant factors, the adoption of the Advisory Agreements would be in the best interest of the Funds and their shareholders.

Potential Conflicts of Interest—Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. VFM seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Mr. Walstad and Mr. Radke own membership interests of approximately 10% and 5%, respectively, in Corridor. They received their membership interests, without a cash investment, in exchange for their contributions to Corridor (including experience in the mutual fund industry and their personal guaranties of bank financing) and, in addition, with respect to Mr. Radke, in exchange for his interest in VFM. Other current employees of Corridor own, in the aggregate, approximately 23% of the total membership interests in Corridor, with each employee individually owning an interest of approximately 1%. They received their membership interests in exchange for their experience and role in the operations of Corridor, and without a cash investment.

•

With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery (the "Portfolio Manager" of the Funds), is based on salary paid every other week. He is not compensated for client retention. In addition, Corridor sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals.

•

Although the portfolio manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

PRIVACY POLICY

Corridor Investors understands your concerns about safeguarding information about you and your account(s) and considers the privacy of our shareholders to be of fundamental importance. We have established the following standards to safeguard the personal and confidential information you entrust to us.

1. Collection of Information—While we do not sell any nonpublic personal information about our customers to third parties, we do collect and retain such information about you including:

•	information from applications or other forms, such as you and your spouse's names, occupations, street address and social security numbers;
•	information regarding your financial position, investment experience and objectives; and
•	information about your transactions with us, our affiliates, or others, such as your account balance and transaction detail.

2. Disclosure of Information—Disclosure of nonpublic personal information to affiliates is often necessary to conduct our business. We have also disclosed such information to third parties as permitted by law. Some instances when we have provided information to non-affiliates include:

•	disclosing information necessary to process and service account transactions that you authorize;
•	disclosing your name and address to third parties who assist with mailing fund-related materials such as shareholder reports; and
•	disclosing information as required by regulatory or law enforcement agencies or with others as permitted by law.

3. Confidentiality and Security—We maintain physical, electronic and procedural safeguards to ensure the integrity of your personal information.

4. Limited Access to Information—Access to your nonpublic personal information is limited to authorized employees, affiliates and third parties. The information will then only be used for authorized purposes such as maintaining or servicing your account(s) or as otherwise permitted by law.

5. Further Information—If you have any questions about our privacy policy, please call us at 800-276-1262.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58703 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Funds Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

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Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

March 31, 2010

By: /s/ Adam Forthun
Adam Forthun
Treasurer

March 31, 2010